CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥) shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2019 CNY (¥) shares
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	¥ 889,055	$ 129,838	¥ 816,392
Income taxes payable	97,720	14,271	81,397
Prepayments from customers	2,547,493	372,038	2,170,815
Amounts due to a related party	14,447	2,110
Short-term loans	789,550	115,307	249,876
Operating lease liabilities-current	483,056	70,545
Long-term bank loan, current portion	295,433	43,145	71,820
Deferred tax liabilities	71,025	10,373	57,066
Long-term bank loans	1,023,151	149,422	1,345,754
Convertible Senior Notes	239,659	35,000
Unrecognized tax benefit	29,610	4,324	29,442
Other Liabilities, Noncurrent	47,084	6,876	¥ 91,440
Operating lease liabilities-non current	¥ 929,135	$ 135,692
Class A ordinary shares
LIABILITIES AND SHAREHOLDERS' EQUITY
Par value (in dollars per share) | $ / shares		$ 0.000001
Ordinary shares, shares authorized (in shares)	37,703,157,984	37,703,157,984	37,703,157,984
Ordinary shares, shares issued (in shares)	4,146,103,947	4,146,103,947	4,130,261,827
Ordinary shares, shares outstanding (in shares)	4,146,103,947	4,146,103,947	4,130,261,827
Class B ordinary shares
LIABILITIES AND SHAREHOLDERS' EQUITY
Par value (in dollars per share) | $ / shares		$ 0.000001
Ordinary shares, shares issued (in shares)	2,296,842,016	2,296,842,016	2,296,842,016
Ordinary shares, shares outstanding (in shares)	2,296,842,016	2,296,842,016	2,296,842,016
Consolidated VIEs without recourse to the Group
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	¥ 642,674	$ 93,855	¥ 750,164
Income taxes payable	93,156	13,605	66,300
Prepayments from customers	2,547,444	372,031	2,170,766
Amounts due to a related party	14,447	2,110	0
Short-term loans	789,550	115,307	249,876
Operating lease liabilities-current	483,056	70,545	0
Long-term bank loan, current portion	98,280	14,353	71,820
Deferred tax liabilities	71,021	10,372	55,719
Long-term bank loans	291,780	42,612	376,380
Convertible Senior Notes | ¥	0		0
Unrecognized tax benefit	29,610	4,324	25,640
Other Liabilities, Noncurrent	23,084	3,371	43,440
Operating lease liabilities-non current	¥ 929,135	$ 135,692	¥ 0